Leases (schedule of minimum future rents on non-cancelable operating leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
2023	$ 925
2024	392
2025	72
2026	38
2027	25
Total	1,452
Contingent rentals	$ 0	$ 0